ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) [Abstract]
Accumulated other comprehensive income/(loss)	$ (25,854)	$ 8,379